Current Assets - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Cash at bank and in hand	14,030	91,729
Short-term deposits	34,413	80,742
Total cash and cash equivalents	48,443	172,471